UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  028-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

 /s/  Donald F. Woodley     Indianapolis, IN     October 29, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $307,116 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105      569     5824 SH       SOLE                     5824        0        0
AT&T INC                       COM              00206R102      329    11515 SH       SOLE                    11515        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    11368   270468 SH       SOLE                   270468        0        0
BAXTER INTL INC                COM              071813109    12969   271838 SH       SOLE                   271838        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    11030   144523 SH       SOLE                   144523        0        0
BP PLC                         SPONSORED ADR    055622104     9512   231039 SH       SOLE                   231039        0        0
CHEVRON CORP NEW               COM              166764100    12723   156973 SH       SOLE                   156973        0        0
CONOCOPHILLIPS                 COM              20825C104      302     5258 SH       SOLE                     5258        0        0
DANAHER CORP DEL               COM              235851102    13868   341504 SH       SOLE                   341504        0        0
DEVON ENERGY CORP NEW          COM              25179M103      237     3660 SH       SOLE                     3660        0        0
DUKE REALTY CORP               COM NEW          264411505    10633   917461 SH       SOLE                   917461        0        0
EMERSON ELEC CO                COM              291011104    15542   295131 SH       SOLE                   295131        0        0
ENCANA CORP                    COM              292505104     6171   204122 SH       SOLE                   204122        0        0
EXXON MOBIL CORP               COM              30231g102     1571    25425 SH       SOLE                    25425        0        0
FIRST HORIZON NATL CORP        COM              320517105    10063   881965 SH       SOLE                   881965        0        0
FLUOR CORP NEW                 COM              343412102     8705   175761 SH       SOLE                   175761        0        0
GENERAL ELECTRIC CO            COM              369604103     9790   602434 SH       SOLE                   602434        0        0
HOME DEPOT INC                 COM              437076102    15571   491511 SH       SOLE                   491511        0        0
HONEYWELL INTL INC             COM              438516106    13283   302303 SH       SOLE                   302303        0        0
HUBBELL INC                    CL B             443510201    14023   276314 SH       SOLE                   276314        0        0
INTEL CORP                     COM              458140100    12382   644921 SH       SOLE                   644921        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    11563    86202 SH       SOLE                    86202        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      485     1709 SH       SOLE                     1709        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      355     6000 SH       SOLE                     6000        0        0
ITT CORP NEW                   COM              450911102    12108   258558 SH       SOLE                   258558        0        0
JOHNSON & JOHNSON              COM              478160104     1354    21854 SH       SOLE                    21854        0        0
JPMORGAN CHASE & CO            COM              46625H100      534    14029 SH       SOLE                    14029        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    10031   138798 SH       SOLE                   138798        0        0
LILLY ELI & CO                 COM              532457108     1071    29328 SH       SOLE                    29328        0        0
Medizone Intl Inc.             COM              585013105        8    26740 SH       SOLE                    26740        0        0
Merck & Co. Inc.               COM              589331107      211     5741 SH       SOLE                     5741        0        0
MICROSOFT CORP                 COM              594918104    11680   476912 SH       SOLE                   476912        0        0
NISOURCE INC                   COM              65473p105      217    12477 SH       SOLE                    12477        0        0
PEPSICO INC                    COM              713448108    13283   199926 SH       SOLE                   199926        0        0
PFIZER INC                     COM              717081103      538    31341 SH       SOLE                    31341        0        0
SCHLUMBERGER LTD               COM              806857108      463     7514 SH       SOLE                     7514        0        0
SPECTRA ENERGY CORP            COM              847560109    13266   588273 SH       SOLE                   588273        0        0
SUNESIS PHARMACEUTICALS INC    COM              867328502        4    10150 SH       SOLE                    10150        0        0
SYSCO CORP                     COM              871829107    11998   420687 SH       SOLE                   420687        0        0
US BANCORP DEL                 COM NEW          902973304     1713    79244 SH       SOLE                    79244        0        0
V F CORP                       COM              918204108    13833   170734 SH       SOLE                   170734        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      508    15579 SH       SOLE                    15579        0        0
WELLS FARGO & CO NEW           COM              949746101    10397   413964 SH       SOLE                   413964        0        0
WILLIAMS COS INC DEL           COM              969457100      855    44740 SH       SOLE                    44740        0        0